Moderate Allocation Fund
Moderate Allocation Fund May 1, 2015
Investment Objective.
The Fund seeks capital appreciation and current income.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Moderate Allocation Fund Moderate Allocation Fund Class
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Moderate Allocation Fund Moderate Allocation Fund Class
Management Fees	none
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.29%
Total Annual Fund Operating Expenses	0.32%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Moderate Allocation Fund Moderate Allocation Fund Class	33	103	181	412

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 13.87% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests both in equity and fixed income shares of other funds of the Investment Company (“IC Funds”).
  The Fund's target allocation currently is approximately 60% of net assets in equity IC Funds and approximately 40% of net assets in fixed income IC Funds.
  The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% of its net assets in the Mid-Cap Equity Index Fund and approximately 10% of its net assets in the International Fund.
  The Fund seeks to maintain approximately 25% of its net assets in the Bond Fund and approximately 15% of its nets assets in the Mid-Term Bond Fund.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors. Investments in smaller companies offer greater opportunity for appreciation but also may involve greater risks than more established companies.
  Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when due; or investors may lose confidence in the ability of the borrower to pay back debt. Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and have a higher risk of default.
  Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 60% of its assets in equity IC Funds and 40% of its assets in fixed income IC Funds; therefore the Fund is subject to both equity and fixed income risk. These risks include Market, Credit, Small-Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets. The Fund’s investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities. Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively. The prices of debt securities may be subject to significant volatility. Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease. During economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due. Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in the junk bond category than in higher-rated categories.
  Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets.
  International Fund risk: The Fund is subject to the risks of investing in securities that trade in foreign markets, including changes in currency or exchange rates, and economic and political trends in foreign countries. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
  Allocation Fund risk:
  The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.
  Performance of some asset classes may offset performance of others, such as stocks and bonds.
  Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices with similar investment objectives:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Barclays Capital U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2009	10.93%
Worst	Fourth quarter 2008	(12.17)%

Average Annual Total Returns (for periods ended December 31, 2014)
Average Annual Total Returns Moderate Allocation Fund	Past One Year	Past Five Years	Past Ten Years
Moderate Allocation Fund Class	7.71%	10.24%	6.73%
S&P 500® Index (Indices reflect no deduction for fees and expenses)	13.69%	15.45%	7.67%
Barclays Capital Aggregate Bond Index (Indices reflect no deduction for fees and expenses)	5.97%	4.45%	4.71%